As filed with the Securities and Exchange Commission on November 5, 1998

                       Registration Nos. 811-3641/2-80455

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                        Pre-Effective Amendment No.               [ ]

                     Post-Effective Amendment No. 23             [ X ]

                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 25                    [ X ]
                        (Check appropriate box or boxes)

                              CONSECO SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)

              11815 N. Pennsylvania Street, Carmel, Indiana 46032
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code (317) 817-6300

                            William P. Latimer, Esq.
                              Conseco Series Trust
                          11815 N. Pennsylvania Street
                             Carmel, Indiana 46032
                    (Name and Address of Agent for Service)

                                With a copy to:
                               Donald Smith, Esq.
                             Kirkpatrick & Lockhart
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036-1800


Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

       X     immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
     ______  on [date] pursuant to paragraph (b) of Rule 485
                  ----
     ______   60 days after filing pursuant to paragraph (a) (1) of Rule 485
     ______   on [date] pursuant to paragraph (a) (1) of Rule 485
                 ------
     ______   75 days after filing pursuant to paragraph (a) (2) of Rule 485
     ______   on [date] pursuant to paragraph (a) (2) of Rule 485
                 ------
If appropriate, check the following box:
     ______   this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     Part C


(a)       Exhibits:

(1)      Amended Declaration of Trust dated June 10, 1983 filed herewith.

              Amendment to Amended Declaration of Trust dated December 30, 1983 filed herewith.

              Amendment to Amended Declaration of Trust dated August 3, 1992 filed herewith.

(2)      By-Laws, filed herewith.

(3)      Not Applicable.

(4)      Not Applicable.

(5)      Investment Advisory Agreements filed herewith.

(6)      Not Applicable.

(7)      Not Applicable.

(8)      Custodian Agreement filed herewith.

(9)      Not Applicable.

(10) Consent and Opinion of Counsel incorporated by reference to Exhibit 10 to the Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (file No. 2-80455) May 1, 1998.

(11) Consent of Independent Accountants incorporated by reference to Exhibit 11 to the Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (file No. 2-80455) May 1, 1998.

(12)     Not Applicable.

(13)     Not Applicable.

(14)     Not Applicable.

(15)     Not Applicable.

(16)     Not Applicable.

(27) Financial Data Schedule incorporated by reference to Exhibit 27 to the Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (file No. 2-80455) May 1, 1998.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 5th day of November, 1998.


                                             CONSECO SERIES TRUST


                                        By: /S/ MAXWELL E. BUBLITZ
                                            ----------------------
                                            Maxwell E. Bublitz
                                            President




         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                         Title                               Date
          ---------                         -----                               ----
/S/ MAXWELL E. BUBLITZ*                     President                           November 5, 1998
-----------------------                     (Principal Executive Officer)
Maxwell E. Bublitz


/S/ WILLIAM P. DAVES, JR.*                  Chairman of the Board,              November 5, 1998
--------------------------
William P. Daves, Jr.                       and Trustee


/S/ HAROLD W. HARTLEY*                      Trustee                             November 5, 1998
----------------------
Harold W. Hartley


/S/ R. JAN LECROY*                          Trustee                             November 5, 1998
------------------
R. Jan LeCroy


/S/ JESSE H. PARRISH*                       Trustee                             November 5, 1998
---------------------
Jesse H. Parrish


/S/ JAMES S. ADAMS*                         Treasurer                           November 5, 1998
-------------------                         (Principal Financial and
 James S. Adams                             Accounting Officer)


*/S/ WILLIAM P. LATIMER                     Attorney-in-fact
William P. Latimer